Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.26%(b)
Advertising–0.83%
Focus Media Information Technology Co. Ltd., A Shares	457,400	$416,620
Apparel, Accessories & Luxury Goods–1.11%
Bosideng International Holdings Ltd.	62,000	30,012
Shenzhou International Group Holdings Ltd.	69,800	525,862
		555,874
Automobile Manufacturers–0.88%
BYD Co. Ltd., A Shares	5,600	212,592
BYD Co. Ltd., H Shares	6,500	228,412
		441,004
Automotive Parts & Equipment–1.22%
Fuyao Glass Industry Group Co. Ltd., A Shares	74,300	611,828
Biotechnology–0.74%
Innovent Biologics, Inc.(c)(d)	26,000	110,644
Keymed Biosciences, Inc.(c)(d)	37,000	140,885
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(d)	6,000	122,827
		374,356
Brewers–0.32%
Tsingtao Brewery Co. Ltd., H Shares	26,000	159,687
Broadline Retail–7.33%
Alibaba Group Holding Ltd.	195,600	2,399,324
JD.com, Inc., A Shares	32,350	658,025
JD.com, Inc., ADR	2,582	105,139
PDD Holdings, Inc., ADR(d)	4,666	522,172
		3,684,660
Coal & Consumable Fuels–1.41%
China Shenhua Energy Co. Ltd., A Shares	67,800	373,605
Shaanxi Coal Industry Co. Ltd., A Shares	112,700	337,659
		711,264
Computer & Electronics Retail–0.11%
ATRenew, Inc., ADR(d)	21,185	56,140
Construction Machinery & Heavy Transportation Equipment– 0.56%
Weichai Power Co. Ltd., H Shares	163,000	283,652
Construction Materials–0.22%
Anhui Conch Cement Co. Ltd., H Shares	41,500	111,879
Distillers & Vintners–5.50%
Kweichow Moutai Co. Ltd., A Shares	5,100	1,013,265
Luzhou Laojiao Co. Ltd., A Shares	22,800	365,095
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	28,100	669,834
Shares		Value
Distillers & Vintners–(continued)
Wuliangye Yibin Co. Ltd., A Shares	40,600	$716,005
		2,764,199
Diversified Banks–7.21%
Bank of China Ltd., H Shares	2,451,000	1,267,970
China Construction Bank Corp., H Shares	2,062,000	1,677,881
China Merchants Bank Co. Ltd., H Shares	124,000	682,010
		3,627,861
Education Services–1.09%
New Oriental Education & Technology Group, Inc.	112,600	548,488
Electrical Components & Equipment–5.82%
Contemporary Amperex Technology Co. Ltd., A Shares	26,900	959,103
Sieyuan Electric Co. Ltd., A Shares	176,800	1,969,285
		2,928,388
Electronic Components–4.06%
Luxshare Precision Industry Co. Ltd., A Shares	327,064	1,822,654
Xiamen Faratronic Co. Ltd., A Shares	13,000	221,345
		2,043,999
Electronic Manufacturing Services–1.91%
AAC Technologies Holdings, Inc.	27,500	143,287
Foxconn Industrial Internet Co. Ltd., A Shares	276,173	819,744
		963,031
Footwear–3.06%
Huali Industrial Group Co. Ltd., A Shares	112,800	1,160,895
Stella International Holdings Ltd.	167,000	379,674
		1,540,569
Gas Utilities–0.65%
China Resources Gas Group Ltd.	43,500	147,871
ENN Energy Holdings Ltd.	26,400	179,706
		327,577
Gold–4.61%
Zijin Mining Group Co. Ltd., A Shares	741,300	1,676,279
Zijin Mining Group Co. Ltd., H Shares	340,000	642,748
		2,319,027
Health Care Distributors–0.33%
Sinopharm Group Co. Ltd., H Shares	62,000	163,974
Health Care Supplies–1.29%
Eyebright Medical Technology (Beijing) Co. Ltd.	39,600	518,750
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	206,000	128,563
		647,313
Hotels, Resorts & Cruise Lines–1.05%
Trip.com Group Ltd.(d)	7,500	526,756
Household Appliances–2.04%
Haier Smart Home Co. Ltd., A Shares	268,207	1,028,099
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Shares		Value
Industrial Machinery & Supplies & Components–3.01%
Haitian International Holdings Ltd.	156,000	$414,735
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	128,600	1,101,753
		1,516,488
Integrated Oil & Gas–0.80%
PetroChina Co. Ltd., H Shares	524,000	400,620
Interactive Home Entertainment–2.82%
NetEase, Inc.	69,100	1,420,363
Interactive Media & Services–16.45%
Bilibili, Inc., ADR(d)	4,405	73,651
Bilibili, Inc., Z Shares(d)	25,660	430,335
Kanzhun Ltd., ADR(d)	9,877	142,327
Tencent Holdings Ltd.	143,300	7,539,756
Weibo Corp., ADR	8,946	87,850
		8,273,919
Investment Banking & Brokerage–1.06%
China International Capital Corp. Ltd., H Shares(c)	62,800	104,545
Futu Holdings Ltd., ADR (Hong Kong)	4,450	430,092
		534,637
Life & Health Insurance–1.48%
China Life Insurance Co. Ltd., H Shares	321,000	595,902
Ping An Insurance (Group) Co. of China Ltd., H Shares	26,000	146,398
		742,300
Marine Transportation–0.67%
SITC International Holdings Co. Ltd.	141,000	335,324
Movies & Entertainment–1.61%
Tencent Music Entertainment Group, ADR	67,749	811,632
Oil & Gas Drilling–0.46%
China Oilfield Services Ltd., H Shares	256,000	229,157
Packaged Foods & Meats–2.05%
China Feihe Ltd.(c)	335,000	230,586
China Mengniu Dairy Co. Ltd.	155,000	310,712
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	86,780	492,415
		1,033,713
Paper Products–0.17%
Lee & Man Paper Manufacturing Ltd.	296,000	85,252
Shares		Value
Pharmaceuticals–0.27%
Hansoh Pharmaceutical Group Co. Ltd.(c)	60,000	$138,087
Property & Casualty Insurance–1.30%
PICC Property & Casualty Co. Ltd., H Shares	402,000	653,141
Real Estate Development–0.67%
China Overseas Land & Investment Ltd.	104,500	166,554
Longfor Group Holdings Ltd.(c)	133,000	169,055
		335,609
Real Estate Services–0.59%
KE Holdings, Inc., A shares	50,600	294,855
Renewable Electricity–3.41%
China Yangtze Power Co. Ltd., A Shares	430,424	1,713,143
Restaurants–2.80%
Meituan, B Shares(c)(d)	66,020	1,256,529
Yum China Holdings, Inc.	3,350	152,783
		1,409,312
Semiconductors–1.27%
Tongwei Co. Ltd., A Shares	226,500	637,184
Specialty Chemicals–2.78%
Tianqi Lithium Corp., A Shares	118,200	499,389
Wanhua Chemical Group Co. Ltd., A Shares	95,000	899,385
		1,398,774
Technology Hardware, Storage & Peripherals–2.24%
Lenovo Group Ltd.	356,000	429,353
Xiaomi Corp., B Shares(c)(d)	139,400	698,681
		1,128,034
Total Common Stocks & Other Equity Interests (Cost $42,518,172)		49,927,789

Money Market Funds–0.44%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f)	77,595	77,595
Invesco Treasury Portfolio, Institutional Class, 4.29%(e)(f)	144,074	144,074
Total Money Market Funds (Cost $221,669)		221,669
TOTAL INVESTMENTS IN SECURITIES–99.70% (Cost $42,739,841)		50,149,458
OTHER ASSETS LESS LIABILITIES–0.30%		152,306
NET ASSETS–100.00%		$50,301,764
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $2,849,012, which represented 5.66% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$910,580	$585,571	$(1,418,556)	$-	$-	$77,595	$3,450
Invesco Treasury Portfolio, Institutional Class	1,691,048	1,087,488	(2,634,462)	-	-	144,074	6,354
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	119,217	1,603,268	(1,722,485)	-	-	-	1,343*
Invesco Private Prime Fund	311,001	2,585,951	(2,896,952)	6	(6)	-	3,152
Total	$3,031,846	$5,862,278	$(8,672,455)	$6	$(6)	$221,669	$14,299

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/04/2025	State Street Bank & Trust Co.	HKD	692,222	USD	88,870	$32

Abbreviations:
HKD	– Hong Kong Dollar
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,229,003	$47,698,786	$—	$49,927,789
Money Market Funds	221,669	—	—	221,669
Total Investments in Securities	2,450,672	47,698,786	—	50,149,458
Other Investments - Assets*
Forward Foreign Currency Contracts	—	32	—	32
Total Investments	$2,450,672	$47,698,818	$—	$50,149,490

*	Unrealized appreciation.
Invesco Greater China Fund